VAT AND OTHER TAXES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2021
VAT AND OTHER TAXES PAYABLE
Schedule of vat and other taxes payable

	June 30,	December 31,
	2021	2020

VAT payable	$147,247	$162,034
Surcharge and fees	19,168	21,339
Income tax payable	—	23,979
Total VAT and Other Taxes Payable	$166,415	$207,352